Atlas A&D Opportunity Fund III LLC ABS-15G

Exhibit 99.5

Data Compare Summary
2024_ADMT-NQM5_FINAL_10-15-24
Run Date - 10/15/2024 7:30:00 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	86	1,063	8.09%	All variances were spelling differences in the tape vs on the note.
PropertyType	48	1,063	4.52%	All variances were enumerations differences in the tape vs ASF.
MINNo	47	1,063	4.42%	All MINno were verified by Mission
B1FirstName	70	1,063	6.59%	All variances were spelling differences in the tape vs on the note.
ApplicationDate	200	1,063	18.81%	All variances were verified by Mission using either the 1003 date or the credit report date
MortgageOriginationChannel	46	1,063	4.33%	Mission verified all differences in reported channel
LoanAmount	0	1,063	0.00%
PrimaryAppraisedPropertyValue	14	1,063	1.32%	Mission verified all values used from the primary appraisal
SalesPrice	2	1,063	0.19%	This loan the sales price had a contract amendment
TotalDebtIncomeRatio	1	1,063	0.09%	In all cases Mission verified debt to income ratios
ClosingSettlementDate	462	1,063	43.46%	In all cases Mission verified closing dates from the relevant closing documents.
Occupancy	0	1,063	0.00%
RefinanceType	27	415	6.51%	All differences are enumerations realted to cash out enumerations. In each case mission verified the Refinance type from the 1008.
InterestRate	2	1,063	0.19%	The interest rate was verified by Mission in the Promissory Note
PropertyZipCode	0	1,063	0.00%
DSCR	60	1,063	5.64%	In all cases Mission verified values from the credit report and other valuation documents.
LoanProgram	2	1,063	0.19%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LenderName	83	1,063	7.81%	In each case Mission verified the lender name from the Promissory Note
NumberofUnits	6	1,063	0.56%	The number of units was verified from the appraisal
PropertyCounty	95	1,063	8.94%	All variances were spelling differences in the tape vs on the note.
PropertyState	0	1,063	0.00%
LoanPurpose	0	1,063	0.00%
NoteDate	4	1,063	0.38%	In each case Mission verified the Note Date from the Prommissory Note
AllBorrowerTotalIncome	29	1,062	2.73%	Income was verified for each borrower
B1LastName	25	1,063	2.35%	All variances were spelling differences in the tape vs on the note.
PropertyAddress	130	1,063	12.23%	All variances were spelling differences in the tape vs on the note.
CLTV	0	1,063	0.00%
FirstPaymentDate	57	1,063	5.36%	In each case Mission verified the Payment Date from the Prommissory Note
InitialMonthlyPIOrIOPayment	32	1,063	3.01%	In each case Mission verified the Payment from the Prommissory Note
B1Citizen	4	1,063	0.38%	All variances were verified by Citizenship documents
PropertyCity	1	1,063	0.09%	All variances were spelling differences in the tape vs on the note.
B2FirstName	14	145	9.66%	All variances were spelling differences in the tape vs on the note.
B2LastName	5	145	3.45%	All variances were spelling differences in the tape vs on the note.